Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Derivative Liabilities Fair value Reconciliation [Table Text Block]
	For the three	For the three	For the nine	For the nine
	months ended	months ended	months ended	months ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012

Balance, beginning of period	$-	$215	$93	$1,170
Gain (loss) on derivatives	-	1	(63)	(541)
Value of warrants exercised	-	(51)	(30)	(464)
Balance, end of period	$-	$165	$-	$165

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2012	2011

Balance, beginning of period	$1,170	$5,876
Gain on warrant derivatives	(613)	(1,328)
Warrants exercised	(464)	(64)
Warrants reclassified to common stock	-	(3,314)
Balance, end of period	$93	$1,170